Deferred income taxes (Schedule of Non-Capital Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 108,935	$ 82,124
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	782
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	861
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,150
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,385
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	516
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,066
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	3,982
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	3,216
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	3,443
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,879
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,389
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,014
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	7,441
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	10,516
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	13,716
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,075
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 29,505